STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss and comprehensive loss for the year	$ (1,061,028)	$ (283,552)	$ (400,029)
Items not affecting cash
Depreciation	10,586	3,045	3,596
Option based payments	545,662	75,426	66,419
Changes in non-cash working capital items:
(Increase)/decrease in receivables	(641)	3,118	(619)
(Increase)/decrease in prepaids and deposits	(10,646)	4,459	(30,244)
Increase/(decrease) in accounts payable and accrued liabilities	(1,724)	2,235	(9,287)
Increase/(decrease) in amounts owing to related parties	16,507	13	(8,861)
Net cash used in operating activities	(501,284)	(195,256)	(379,025)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of Share Capital	1,895,565	73,500	955,801
Net cash provided by financing activities	1,895,565	73,500	955,801
CASH FLOWS FROM INVESTING ACTIVITIES
Mineral property interests and Exploration and evaluation costs (net of recovery)	(10,540)	(10,132)	(52,147)
Disposal of equipment, vehicles or furniture	2,309	0	0
Purchase of equipment, vehicles or furniture	(62,633)	0	(3,469)
Net cash used in investing activities	(70,864)	(10,132)	(55,616)
Net increase (decrease) in cash and cash equivalents	1,323,417	(131,888)	521,160
Cash and cash equivalents at beginning of period	564,507	696,395	175,235
Cash and cash equivalents at end of period	$ 1,887,924	$ 564,507	$ 696,395